Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

10.	RELATED PARTY TRANSACTIONS

Aircraft Services

We currently have an oral month-to-month agreement with Charlie Brown Air Corp. (“Charlie Brown”), a New York corporation owned by Lance T. Shaner, our Chairman, regarding the use of two airplanes owned by Charlie Brown. Under our agreement with Charlie Brown, we pay a monthly fee for the right to use the airplanes equal to our percentage (based upon the total number of hours of use of the airplanes by us) of the monthly fixed costs for the airplanes, plus a variable per hour flight rate that ranges from $400 to $1,850 per hour. In September 2010, we purchased an undivided 50% interest in one of these airplanes, a Cessna model 550 from Charlie Brown for approximately $0.6 million. In April 2011, we purchased the remaining 50% interest in this aircraft for approximately $0.6 million. The purchase of the aircraft has been recorded as Other Property and Equipment on our Consolidated Balance Sheets. For the years ended December 31, 2011, 2010 and 2009, we paid Charlie Brown $0.2 million, $0.4 million and $0.1 million, respectively, for the use of the aircrafts, including the variable per hour cost in addition to pilots fees, maintenance, hangar rental and other miscellaneous expenses.

We own a 25% membership interest in Charlie Brown Air II, LLC (“Charlie Brown II”). Shaner Hotel Group Limited Partnership, a Delaware limited partnership controlled by Mr. Lance T. Shaner (“Shaner Hotel”), and an unrelated third party each own 25% and 50%, respectively, in Charlie Brown II, which owns and operates an Eclipse 500 aircraft, which was purchased for approximately $1.7 million.

Charlie Brown II has a loan from Graystone Bank to purchase the aircraft that was originally $1.5 million at its inception in June 2007. The loan matures on June 21, 2017 and bears interest at a rate of LIBOR plus 2.5%. The loan required payments of interest only for the first three months of the loan. Thereafter, Charlie Brown II has been required to make monthly payments of principal and interest utilizing an amortization period of 180 months. The Company and Shaner Hotel each guarantee up to twenty five percent, or $0.4 million, of the principal balance of the loan. The balance of this loan as of December 31, 2011 and 2010 was approximately $0.5 million and $1.4 million, respectively. For the years ended December 31, 2011, 2010 and 2009, we paid Charlie Brown II approximately $0.2 million each year, respectively, for loan interest, services rendered and retainer fees.

The business affairs of Charlie Brown Air II, LLC are managed by three members, appointed by each of its three owners. We have designated Thomas C. Stabley, our Chief Executive Officer, as the manager representing our membership interest. Actions of the company must be approved by a majority of the interest percentages of the managers. Each manager votes in matters before the company in accordance with the membership interest percentage of the member that appointed the manager. Certain events, such as the sale by a member of its interest, the merger or consolidation of the company, the filing of bankruptcy, or the sale of the airplane owned by Charlie Brown Air II, LLC, require the written consent of all managers. The consent of managers is also required before the company may change or terminate the management agreement with Charlie Brown, incur any indebtedness, sell substantially all of the company’s assets or sell the airplane owned by the company. In the event that the members are unable to unanimously agree upon any of these matters within 10 days of the proposal of any such matter, an “impasse” may be declared, and the airplane will be sold by the company.

RW Gathering, LLC

Pursuant to the terms of the Williams PEA, we and Williams agreed to form RW Gathering to own any gas-gathering assets which we agreed to jointly construct in order to facilitate the development of our Project Area (see Note 7, Equity Method Investments, to our Consolidated Financial Statements). For the years ended December 31, 2011 and 2010, we incurred approximately $0.8 million and $0.2 million, respectively, in compression expenses that were charged to us from Williams Production Appalachia, LLC. These costs are in relation to compression costs incurred by RW Gathering and are recorded as Production and Lease Operating Expense on our Consolidated Statement of Operations. As of December 31, 2011 and 2010, there were no receivables or payables in relation to RW Gathering due to or from us.

Keystone Midstream

We incurred approximately $4.6 million and $0.3 million in transportation and processing expenses that were charged to us from Keystone Midstream during 2011 and 2010, respectively (see Note 7, Equity Method Investments , to our Consolidated Financial Statements). Prior to September 1, 2010, charges incurred for transportation were eliminated in consolidation. Subsequent to August 31, 2010, such transportation charges are recorded as Production and Lease Operating Expense on our Consolidated Statements of Operations. As of December 31, 2011, we had Accrued Expenses due to Keystone Midstream of approximately $0.5 million, which was inclusive of transportation and processing expenses incurred during December 2011. As of December 31, 2010, we had Accrued Expenses due to Keystone Midstream of approximately $1.3 million, which was comprised of $0.1 million in transportation and processing expenses incurred during the fourth quarter 2010 and $1.2 million in expenses due from us to fund the acceleration of the Sarsen cryogenic gas processing plant construction. There were no related party expenses or amounts due to or from us to Keystone Midstream prior to January 1, 2010.

Water Solutions

We incurred approximately $1.6 million and $0.4 million in water transfer and water purification expenses that were charged to us from Water Solutions during 2011 and 2010, respectively (see Note 6, Consolidated Subsidiaries, to our Consolidated Financial Statements). We have eliminated these charges in consolidation. As of December 31, 2011, we had payables of approximately $0.3 million to Water Solutions for work performed during the period, which were eliminated in consolidation. As of December 31, 2010, we did not have any payables due to Water Solutions.

NorthStar #3, LLC

During 2011, we paid approximately $4.9 million in expenses related to the drilling of a water disposal well on behalf of NorthStar #3 (see Note 6, Consolidated Subsidiaries, to our Consolidated Financial Statements). This amount has been recorded in a promissory note due to us from NorthStar #3, bearing 5% interest. The promissory note has been eliminated in consolidation, while the cost of the well has been recorded as Wells and Facilities in Progress on our Consolidated Balance Sheet. As of December 31, 2011, there were no amounts due to NorthStar #3 or due to us from NorthStar #3 with exception to the promissory note. NorthStar #3 did not exist prior to 2011.